SEGMENT REPORTING - Schedule of Reconciliation of the Net Loss (Details) - USD ($)	3 Months Ended							6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 0				$ 49,278			$ 0		$ 142,827			$ 152,127		$ 2,085,532
Cost of revenue:
Materials	11,870				12,789			16,463		50,160			57,867		944,615
Direct labor	(1,408)				441,762			151,708		934,658
Direct labor													1,336,722		1,457,823
Direct job costs	(15,000)				148,364			(48,273)		243,748			222,835		2,833,893
Overhead	0				130,811			111,281		362,116			588,052		459,102
Total cost of revenue	(4,538)				733,726			231,179		1,590,682
Total cost of revenue													2,205,476		5,695,433
Gross margin	4,538				(684,448)			(231,179)		(1,447,855)			(2,053,349)		(3,609,901)
Operating expenses:
Research and development	0				683,381			184,563		1,449,876			1,821,816		5,462,680
Selling and marketing	526,996				(73,070)			1,070,333		272,520
Selling and marketing													468,074		1,539,690
General and administrative	4,095,229			$ 1,796,774	1,940,448		$ 2,652,795	6,174,034		4,593,243		$ 6,390,017	8,807,651		11,117,525
Total operating expenses	4,622,225				2,550,759			7,428,930		6,315,639			11,097,541		18,119,895
Other segment items	(7,607,288)	[1]			(9,403,676)	[1]		(21,176,291)	[1]	(10,580,487)	[1]		(21,364,864)	[2]	1,019,350	[2]
Net loss	$ (12,224,975)		$ (16,611,425)	$ (4,345,725)	$ (12,638,883)		$ (5,705,098)	$ (28,836,400)		$ (18,343,981)		$ (22,689,706)	$ (34,515,754)		$ (20,710,446)

[1]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of notes payable, loss on issuance of notes payable, loss on extinguishment of notes payable, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.
[2]	Other segment items consist of interest income, interest expense, change in fair value of warrant liabilities, change in fair value of derivative liability, loss on extinguishment of debt and other income, net.